Intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management has projected cash flows	5 years
Deferred tax income	£ (134)	£ 40
Net exceptional loss	(1,454)	(3,337)	£ (3,144)
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	£ 1,464	£ 1,418	£ 1,363
Computer software | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated useful lives (in years)	8 years
India
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	4 years
Recoverable amount of asset or cash-generating unit	£ 3,444
India | Goodwill | Brand, goodwill, tangible and other assets impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	655
Old Tavern brand | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	20
Old Tavern brand | Brand names | Brand, goodwill, tangible and other assets impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	78
Bagpiper brand | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	94
Bagpiper brand | Brand names | Brand, goodwill, tangible and other assets impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	38
Old Tavern and Bagpiper brands | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	116
Old Tavern and Bagpiper brands | Brand names | Brand, goodwill, tangible and other assets impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax income	25
Windsor Premier brand | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	164
Windsor Premier brand | Brand names | Brand, goodwill, tangible and other assets impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	434
Deferred tax income	105
Net exceptional loss	£ 329
Business combinations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	5 years